PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,480
Balance at end of period	181	$ 2,480
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	221
Balance at end of period	99	221
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,225	3,398
Additions (cash and non-cash)	95	182
Dispositions	(2,996)	(39)
Assets reclassified as held for sale	(32)	(2)
Foreign currency translation and other	107	(314)
Balance at end of period	399	3,225
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(745)	(655)
Dispositions	622	31
Depreciation and impairment expense	(91)	(189)
Assets reclassified as held for sale	22	1
Foreign currency translation and other	(26)	67
Balance at end of period	$ (218)	$ (745)